Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Equity [Abstract]
Summary of Equity
(1)	Details of equity as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Capital
Common stock capital	3,640,303	3,802,676
Hybrid securities	3,112,449	3,611,129
Capital surplus
Paid in capital in excess of par	643,544	854,499
Others	38,841	81,064

Sub-total	682,385	935,563

Capital adjustments
Treasury stocks	(3,819)	(39,348)
Other adjustments (*1)	(1,780,367)	(1,648,535)

Sub-total	(1,784,186)	(1,687,883)

Accumulated other comprehensive income
Financial assets at FVTOCI	(645,731)	79,694
Changes in capital due to equity method	475	3,471
Gain (loss) on foreign currency translation of foreign operations	(24,202)	15,579
Gain (loss) on hedges of net investment in foreign operations	(20,701)	(34,750)
Remeasurements of defined benefit plan	55,235	(24,262)
Gain (loss) on valuation of cash flow hedge	(4,282)	(20,806)

Sub-total	(639,206)	18,926

Retained earnings (*2) (*3)	23,750,152	24,986,470
Non-controlling interest (*4)	2,865,445	1,730,609

Total	31,627,342	33,397,490

(*1)
Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off
of Gyeongnam Bank and Gwangju Bank.

(*2)
The regulatory reserve for credit losses in retained earnings amounted to 2,996,960 million Won and 2,839,475 million Won and as of December 31, 2022 and 2023, respectively in accordance with the relevant article.

(*3)
The earned surplus reserve in retained earnings amounted to 181,860 million Won and 300,190 million Won as of December 31, 2022 and 2023 in accordance with the Article 53 of the Financial Holding Company Act.

(*4)
The hybrid securities issued by Woori Bank amounting to 2,344,816 million Won and 1,546,447 million Won as of December 31, 2022 and 2023, respectively, are recognized as non-controlling
interests. 113,995 million Won and 95,637 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling
interests for the years ended December 31, 2022 and 2023, respectively.

Summary of Authorized Shares And Others
(2)	The number of authorized shares and others of the Group are as follows:

	December 31, 2022	December 31, 2023
Shares of common stock authorized	4,000,000,000 Shares	4,000,000,000 Shares
Par value	5,000 Won	5,000 Won
Shares of common stock issued	728,060,549 Shares	751,949,461 Shares
Capital stock	3,640,303 million Won	3,802,676 million Won

Hybrid Securities
(3)	Hybrid securities
The bond-type hybrid securities classified as owner’s equity are as follows (Unit: Korean Won in millions):

	Issue date	Maturity	Interest rate (%)	December 31, 2022	December 31, 2023
Securities in local currency	2019-07-18	—	3.49	500,000	500,000
Securities in local currency	2019-10-11	—	3.32	500,000	500,000
Securities in local currency	2020-02-06	—	3.34	400,000	400,000
Securities in local currency	2020-06-12	—	3.23	300,000	300,000
Securities in local currency	2020-10-23	—	3.00	200,000	200,000
Securities in local currency	2021-04-08	—	3.15	200,000	200,000
Securities in local currency	2021-10-14	—	3.60	200,000	200,000
Securities in local currency	2022-02-17	—	4.10	300,000	300,000
Securities in local currency	2022-07-28	—	4.99	300,000	300,000
Securities in local currency	2022-10-25	—	5.97	220,000	220,000
Securities in local currency	2023-02-10	—	4.65	—	300,000
Securities in local currency	2023-09-07	—	5.04	—	200,000
Issuance cost				(7,551)	(8,871)

Total				3,112,449	3,611,129

Changes in the accumulated other comprehensive income or loss
(4)	Accumulated other comprehensive income
Changes in the accumulated other comprehensive income are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(9,833)	(174,113)	(32,624)	54,048	(162,522)
Changes in capital due to equity method	(2,609)	3,885	—	(1,414)	(138)
Gain (loss) on foreign currency translation of foreign operations	(298,363)	239,614	—	(5,032)	(63,781)
Remeasurement gain (loss) related to defined benefit plan	(261,195)	90,337	—	(25,086)	(195,944)
Gain (loss) on valuation of derivatives designated as cash flow hedges	(1,386)	6,416	1,221	(698)	5,553
Capital related to noncurrent assets held for sale	1,226	(1,306)	—	359	279

Total	(572,160)	164,833	(31,403)	22,177	(416,553)

(*)
The increase (decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current
assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (2,220) million Won, 946 million Won and (947) million Won are due to disposal of equity securities, equity method investments and non-current
assets held for sale, respectively during the period.

	For the year ended December 31, 2022
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(162,522)	(659,906)	21,498	155,199	(645,731)
Changes in capital due to equity method	(138)	6,563	—	(5,950)	475
Gain (loss) on foreign currency translation of foreign operations	(63,781)	33,368	—	6,211	(24,202)
Gain (loss) on hedges of net investment in foreign operations	—	(28,553)	—	7,852	(20,701)
Remeasurement gain (loss) related to defined benefit plan	(195,944)	346,553	—	(95,374)	55,235
Gain (loss) on valuation of cash flow hedge	5,553	(10,373)	(220)	758	(4,282)
Capital related to non-current assets held for sale	279	(385)	—	106	—

Total	(416,553)	(312,733)	21,278	68,802	(639,206)

(*)
The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current
assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (10,254) million Won and 279 million Won are due to disposal of equity securities and non-current
assets held for sale, respectively during the period.

	For the year ended December 31, 2023
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(645,731)	783,583	200,309	(258,467)	79,694
Changes in capital due to equity method	475	(1,434)	—	4,430	3,471
Gain (loss) on foreign currency translation of foreign operations	(24,202)	39,458	—	323	15,579
Gain (loss) on hedges of net investment in foreign operations	(20,701)	(19,088)	—	5,039	(34,750)
Remeasurement gain (loss) related to defined benefit plan	55,235	(108,217)	—	28,720	(24,262)
Gain (loss) on valuation of cash flow hedge	(4,282)	(15,906)	(944)	326	(20,806)

Total	(639,206)	678,396	199,365	(219,629)	18,926

(*)
The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current
assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to 86 million Won and (50) million Won are due to disposal of equity securities and non-current
assets held for sale, respectively during the period.

Summary of Treasury Stocks
(5)	Treasury stock
Details of treasury stocks are as follows (Unit: Shares, Korean Won in millions):

	December 31, 2021
	Beginning balance	Acquisition	Disposal and others	Ending balance
Number of shares	2	343,989	—	343,991

Carrying amount	—	3,819	—	3,819

	December 31, 2022
	Beginning balance	Acquisition	Disposal and others	Ending balance
Number of shares	343,991	—	—	343,991

Carrying amount	3,819	—	—	3,819

	December 31, 2023
	Beginning balance	Acquisition	Disposal and others	Ending balance
Number of shares	343,991	13,552,312	(10,468,806)	3,427,497

Carrying amount	3,819	157,222	(121,693)	39,348